Loss Per Share - Calculation of Earnings (Loss) Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Loss of the year attributable to Equity Holders	[1]	€ (28,632)	€ (37,427)	€ (56,395)
Weighted average number of shares outstanding		12,523,166	11,142,244	9,627,601
Earnings per share (non-fully diluted) in €		€ (2.29)	€ (3.36)	€ (5.86)
Outstanding warrants		1,292,380	731,229	674,962

[1]	For 2019 and 2018, the Company does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.